UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22549

Northern Lights Fund Trust II
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Kevin Wolf, Gemini Fund Services, LLC
80 Arkay Drive, Hauppauge, NY 11788
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	2/28

Date of reporting period:	2/28/26

Item 1. Reports to Stockholders.

(a)

PeakShares RMR Prime Equity ETF

(PRMR) NASDAQ Stock Market, LLC

Annual Shareholder Report - February 28, 2026

Fund Overview

This annual shareholder report contains important information about PeakShares RMR Prime Equity ETF for the period of December 8, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.peaksharesfunds.com. You can also request this information by contacting us at 1-877-57-PEAKS.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fund	$22	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized. Expenses would be higher if the Fund had been in operations for the full twelve-month reporting period.

How did the Fund perform during the reporting period?

Since December 8th, the launch of the fund, the Fund has returned -2.12%. The Fund is benchmarked against the S&P 500 Index, which returned +0.73% in that same period. Overall, the Fund underperformed its benchmark over this period of time.

The Fund’s strategy involves investing its assets in equity securities to provide a comparable allocation to the S&P 500 sectors, while selecting those securities deemed to have perceived market strength or the ability to capitalize on market opportunities. Based on the allocation across these securities and market developments, the strategy has potential to outperform or underperform the benchmark on a relative basis.

During the review period, heightened exposure to positions in the Information Technology sector, namely those with software, exposure saw rapid declines in their valuation. This proportionately affected the Fund more than the benchmark. Other positions reflecting negative returns, with a higher weight in the Fund compared to the benchmark, further caused the performance discrepancy.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

PeakShares RMR Prime Equity ETF - NAV - $9,788
S&P 500® Index - $10,073
$10,100
$10,050
$10,000
$9,950
$9,900
$9,850
$9,800
$9,750
$10,073
$9,788
Dec-2025
Feb-2026

Table Summary
	PeakShares RMR Prime Equity ETF - NAV	S&P 500® Index
Dec-2025	$10,000	$10,000
Feb-2026	$9,788	$10,073

Average Annual Total Returns

Table Summary
Since Inception (December 8, 2025)
PeakShares RMR Prime Equity ETF - NAV	-2.12%
S&P 500® Index	0.73%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-57-PEAKS.

Fund Statistics

Table Summary
Net Assets	$54,571,964
Number of Portfolio Holdings	56
Advisory Fee (net of waivers)	$39,415
Portfolio Turnover	17%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Reit	2.0%
Common Stocks	98.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 31.0%
Financials 11.2%
Communications 10.5%
Health Care 10.1%
Consumer Discretionary 10.0%
Industrials 6.1%
Consumer Staples 6.0%
Utilities 4.3%
Energy 4.0%
Materials 2.1%
Real Estate 2.0%
Information Technology 2.0%
Other Assets in Excess of Liabilities 0.7%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.7%
Information Technology	2.0%
Real Estate	2.0%
Materials	2.1%
Energy	4.0%
Utilities	4.3%
Consumer Staples	6.0%
Industrials	6.1%
Consumer Discretionary	10.0%
Health Care	10.1%
Communications	10.5%
Financials	11.2%
Technology	31.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Netflix, Inc.	2.4%
Corning, Inc.	2.3%
Constellation Energy Corporation	2.2%
Vertex Pharmaceuticals, Inc.	2.1%
Progressive Corporation (The)	2.1%
Verizon Communications, Inc.	2.1%
Duke Energy Corporation	2.1%
General Electric Company	2.1%
McDonald's Corporation	2.1%
Eli Lilly & Company	2.0%

Material Fund Changes

No material changes occurred during the year ended February 28, 2026.

PeakShares RMR Prime Equity ETF

Annual Shareholder Report - February 28, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.peaksharesfunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 022826-PRMR

PeakShares Sector Rotation ETF

(PSTR) NASDAQ Stock Market, LLC

Annual Shareholder Report - February 28, 2026

Fund Overview

This annual shareholder report contains important information about PeakShares Sector Rotation ETF for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.peaksharesfunds.com. You can also request this information by contacting us at 1-877-57-PEAKS.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PeakShares Sector Rotation ETF	$105	1.00%

How did the Fund perform during the reporting period?

Over the past year, the Fund returned +10.68%. The Fund is benchmarked against the S&P 500 Index and the ICE BofA 3-Month U.S. Treasury Bill Index, which returned +16.99% and +4.08%, respectively. As such, the Fund underperformed the S&P 500 while outperforming 3-month U.S. Treasury bills, and the MorningStar Derivative Income Category.

The Fund’s covered call strategy is designed to generate income and maintain a structurally lower beta, which naturally reduces upside participation during periods of strong equity market appreciation. Accordingly, the relative underperformance versus the S&P 500 over the past year is consistent with the strategy’s intended risk-return profile.

Performance was also affected by an underweight position in Information Technology, reflecting valuation discipline, as well as by covered call writing, which limits upside capture in exchange for income generation and lower volatility. As a result, covered call strategies typically lag long-only equity benchmarks in strongly trending markets.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

PeakShares Sector Rotation ETF - NAV - $12,639
S&P 500® Index - $13,773
ICE BofA 3-Month U.S. Treasury Bill Index - $10,846
$14,000
$13,000
$12,000
$11,000
$10,000
$13,773
$12,639
$10,846
04/29/24
02/28/25
02/28/26

Table Summary
	PeakShares Sector Rotation ETF - NAV	S&P 500® Index	ICE BofA 3-Month U.S. Treasury Bill Index
04/29/24	$10,000	$10,000	$10,000
02/28/25	$11,420	$11,772	$10,421
02/28/26	$12,639	$13,773	$10,846

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (April 29, 2024)
PeakShares Sector Rotation ETF - NAV	10.68%	13.61%
S&P 500® Index	16.99%	19.05%
ICE BofA 3-Month U.S. Treasury Bill Index	4.08%	4.52%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-57-PEAKS.

Fund Statistics

Table Summary
Net Assets	$54,988,377
Number of Portfolio Holdings	257
Advisory Fee (net of waivers)	$43,720
Portfolio Turnover	48%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Options	-3.3%
Depositary Receipts	1.9%
Common Stocks	29.1%
Exchange-Traded Funds	71.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity 70.2%
Technology 10.1%
Health Care 5.4%
Communications 4.3%
Consumer Discretionary 4.1%
Energy 2.0%
Fixed Income 1.7%
Information Technology 1.5%
Industrials 1.4%
Consumer Staples 1.0%
Financials 1.0%
Utilities 0.2%
Equity Option -3.3%
Other Assets in Excess of Liabilities 0.4%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Equity Option	-3.3%
Utilities	0.2%
Financials	1.0%
Consumer Staples	1.0%
Industrials	1.4%
Information Technology	1.5%
Fixed Income	1.7%
Energy	2.0%
Consumer Discretionary	4.1%
Communications	4.3%
Health Care	5.4%
Technology	10.1%
Equity	70.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard Information Technology ETF	10.2%
State Street Technology Select Sector SPDR ETF	9.8%
State Street Financial Select Sector SPDR ETF	8.7%
State Street Health Care Select Sector SPDR ETF	7.5%
State Street Consumer Staples Select Sector SPDR ETF	5.9%
State Street Communication Services Select Sector ETF	5.7%
State Street Industrial Select Sector SPDR ETF	5.4%
State Street Consumer Discretionary Select Sector ETF	3.2%
State Street Utilities Select Sector SPDR ETF	3.1%
State Street Energy Select Sector SPDR ETF	2.5%

Material Fund Changes

No material changes occurred during the year ended February 28, 2026.

PeakShares Sector Rotation ETF

Annual Shareholder Report - February 28, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.peaksharesfunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 022826-PSTR

(b)       Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	Not applicable

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Keith Rhoades is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Rhoades is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2026 – $20,500
2025 – $10,250

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2026 – $5,500
2025 – $2,750

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended February 28, 2025 and 2026, respectively.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended February 28, 2025 and 2026, respectively, are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PeakShares Sector Rotation ETF

(Symbol: PSTR)

PeakShares RMR Prime Equity ETF

(Symbol: PRMR)

Exchange: NASDAQ Stock Market, LLC

Annual Financial Statements

and Additional Information

February 28, 2026

Advised by:

PeakShares LLC

2701 N. Rocky Point Dr.

Suite 1000

Tampa, FL 33607

www.peaksharesfunds.com

(877) 57-PEAKS

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the PeakShares ETFs. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 31.0%
	AEROSPACE & DEFENSE - 0.6%
400	AeroVironment, Inc.(a),(d)	$100,900
700	Boeing Company(a)	159,271
1,000	Rocket Lab Corporation(a)	69,100
		329,271
	APPAREL & TEXTILE PRODUCTS - 1.3%
2,199	NIKE, Inc., Class B	136,734
12,239	On Holding A.G.(a)	568,869
		705,603
	AUTOMOTIVE - 0.5%
3,272	General Motors Company	257,539
46	Tesla, Inc.(a)	18,515
		276,054
	BANKING - 1.0%
2,750	Bank of America Corporation	137,032
2,720	Citigroup, Inc.	299,717
1,910	US Bancorp	104,401
		541,150
	BEVERAGES - 0.4%
2,474	Coca-Cola Company	201,779

	BIOTECH & PHARMA - 3.3%
5,078	Merck & Company, Inc.	628,758
12,642	Novo Nordisk A/S - ADR	473,443
19,003	Pfizer, Inc.	525,433
1,433	Zoetis, Inc.	187,866
		1,815,500
	E-COMMERCE DISCRETIONARY – 0.9%
1,540	Alibaba Group Holding Ltd. - ADR(d)	221,929
935	Amazon.com, Inc.(a)	196,350
3,500	JD.com, Inc. - ADR	92,855
		511,134
	ELECTRIC UTILITIES - 0.2%
2,000	Oklo, Inc.(a)	125,900

See accompanying notes to financial statements.

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 31.0% (Continued)
	ENTERTAINMENT CONTENT - 0.0%(b)
20	Electronic Arts, Inc.	$4,011

	FOOD - 0.3%
7,346	Kraft Heinz Company	180,785

	HEALTH CARE FACILITIES & SERVICES - 1.7%
1,675	Tenet Healthcare Corporation(a)	400,978
1,815	UnitedHealth Group, Inc.	532,285
		933,263
	INTERNET MEDIA & SERVICES - 3.3%
1,825	Alphabet, Inc., Class C.(d)	568,360
1,247	Meta Platforms, Inc., Class A	808,280
2,000	Netflix, Inc.(a)	192,480
3,500	Uber Technologies, Inc.(a)	263,970
		1,833,090
	LEISURE FACILITIES & SERVICES - 0.6%
554	Domino’s Pizza, Inc.	222,991
351	McDonald’s Corporation	119,712
		342,703
	MEDICAL EQUIPMENT & DEVICES - 0.4%
1,900	Abbott Laboratories	221,065

	OIL & GAS PRODUCERS - 1.3%
1,609	Chevron Corporation	300,497
1,100	Exxon Mobil Corporation	167,750
4,436	Occidental Petroleum Corporation	235,463
		703,710
	OIL & GAS SERVICES & EQUIPMENT - 0.7%
7,717	SLB Ltd.	396,191

	RETAIL - CONSUMER STAPLES - 0.4%
1,458	Target Corporation	165,906
200	Walmart, Inc.	25,590
		191,496

See accompanying notes to financial statements.

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 31.0% (Continued)
	RETAIL - DISCRETIONARY - 0.8%
2,205	Lululemon Athletica, Inc.(a)	$408,299
6	Ulta Beauty, Inc.(a)	4,109
		412,408
	SEMICONDUCTORS - 5.7%
2,444	Advanced Micro Devices, Inc.(a),(d)	489,313
3,500	Intel Corporation(a)	159,635
2,752	Micron Technology, Inc.	1,134,842
4,161	NVIDIA Corporation	737,288
600	Sandisk Corporation(a)	381,216
610	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	228,494
		3,130,788
	SOFTWARE - 4.9%
1,368	Adobe, Inc.(a)	358,977
2,500	DocuSign, Inc.(a)	112,675
1,000	Duolingo, Inc.(a)	101,000
8,582	Gen Digital, Inc.	193,696
1,008	Microsoft Corporation	395,882
3,709	Oracle Corporation	539,288
1,300	Palantir Technologies, Inc., Class A(a)	178,347
1,972	Salesforce, Inc.	384,126
1,000	Shopify, Inc., Class A(a)	120,730
400	Synopsys, Inc.(a)	165,600
1,000	Workday, Inc., Class A(a)	133,760
		2,684,081
	TECHNOLOGY HARDWARE - 1.0%
1,540	Apple, Inc.(d)	406,837
500	Western Digital Corporation	139,850
		546,687
	TELECOMMUNICATIONS - 0.9%
10,968	AT&T, Inc.	307,214
4,158	Verizon Communications, Inc.	208,482
		515,696
	TRANSPORTATION & LOGISTICS - 0.8%
2,655	Delta Air Lines, Inc.	174,434

See accompanying notes to financial statements.

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 31.0% (Continued)
	TRANSPORTATION & LOGISTICS - 0.8% (Continued)
12	United Airlines Holdings, Inc.(a)	$1,276
2,161	United Parcel Service, Inc., Class B	250,590
		426,300

	TOTAL COMMON STOCKS (Cost $15,036,044)	17,028,665

	EXCHANGE-TRADED FUNDS — 71.9%
	EQUITY - 70.2%
1,973	Global X Defense Tech ETF	147,699
5,000	iShares Expanded Tech-Software Sector ETF(a)	407,850
1,100	iShares U.S. Aerospace & Defense ETF	268,092
3,243	Select STOXX Europe Aerospace & Defense ETF	151,221
26,678	State Street Communication Services Select Sector ETF	3,149,338
14,998	State Street Consumer Discretionary Select Sector ETF	1,752,666
35,880	State Street Consumer Staples Select Sector SPDR ETF	3,229,559
24,204	State Street Energy Select Sector SPDR ETF	1,353,488
92,644	State Street Financial Select Sector SPDR ETF	4,764,681
25,731	State Street Health Care Select Sector SPDR ETF	4,122,106
16,783	State Street Industrial Select Sector SPDR ETF	2,972,941
20,662	State Street Materials Select Sector SPDR ETF	1,103,557
25,098	State Street Real Estate Select Sector SPDR ETF	1,100,296
538	State Street SPDR S&P 500 ETF Trust	369,063
930	State Street SPDR S&P Aerospace & Defense ETF	263,134
1,656	State Street SPDR S&P Biotech ETF	210,925
38,990	State Street Technology Select Sector SPDR ETF	5,410,252
35,432	State Street Utilities Select Sector SPDR ETF	1,691,169
1,764	Vanguard FTSE Europe ETF	159,060
7,684	Vanguard Information Technology ETF	5,583,963
600	Vanguard S&P 500 ETF	378,624
		38,589,684
	FIXED INCOME - 1.7%
10,000	Vanguard Long-Term Treasury ETF	578,400

See accompanying notes to financial statements.

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 71.9% (Continued)
	FIXED INCOME - 1.7% (Continued)
7,561	WisdomTree Floating Rate Treasury Fund	$380,696
		959,096

	TOTAL EXCHANGE-TRADED FUNDS (Cost $34,961,008)	39,548,780

	TOTAL INVESTMENTS - 102.9% (Cost $49,997,052)	$56,577,445
	CALL OPTIONS WRITTEN - (3.3)% (Premiums received - $1,948,504)	(1,813,653)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	224,585
	NET ASSETS - 100.0%	$54,988,377

Contracts(c)		Expiration Date	Exercise Price	Notional Value
	WRITTEN EQUITY OPTIONS - (3.3)%
	CALL OPTIONS WRITTEN - (3.3)%
1	Advanced Micro Devices, Inc.	03/06/2026	$213	$20,021	$159
1	Advanced Micro Devices, Inc.	03/13/2026	215	20,021	285
5	Advanced Micro Devices, Inc.	03/20/2026	210	100,105	3,175
1	Advanced Micro Devices, Inc.	03/20/2026	218	20,021	380
1	Advanced Micro Devices, Inc.	03/27/2026	220	20,021	475
6	Advanced Micro Devices, Inc.	04/17/2026	150	120,126	31,398
4	Advanced Micro Devices, Inc.	05/15/2026	125	80,084	31,000
4	AeroVironment, Inc.	03/06/2026	265	100,900	2,000
4	Alphabet, Inc.	03/06/2026	305	124,572	3,940
4	Alphabet, Inc.	03/13/2026	308	124,572	3,800
3	Alphabet, Inc.	05/15/2026	190	93,429	37,013
3	Apple, Inc.	04/02/2026	225	79,254	12,900
5	Apple, Inc.	05/15/2026	280	132,090	3,665
20	AT&T, Inc.	03/20/2026	26	56,020	4,360
25	AT&T, Inc.	05/15/2026	28	70,025	3,075
5	Boeing Company	03/27/2026	220	113,765	6,438
5	Chevron Corporation	04/02/2026	170	93,380	9,550
5	Chevron Corporation	04/17/2026	185	93,380	4,465
3	Citigroup, Inc.	03/13/2026	103	33,057	2,520
10	Coca-Cola Company	04/17/2026	75	81,560	6,870
14	Delta Air Lines, Inc.	04/02/2026	69	91,980	3,528
10	Docusign, Inc.	03/06/2026	46	45,070	1,110
5	Docusign, Inc.	03/13/2026	45	22,535	1,095
10	Duolingo, Inc.	03/06/2026	100	101,000	4,000
5	Exxon Mobil Corporation	03/13/2026	150	76,250	2,900
18	General Motors Company	03/20/2026	73	141,678	11,610
10	General Motors Company	06/18/2026	60	78,710	20,225
5	Intel Corporation	03/06/2026	44	22,805	1,325
10	Intel Corporation	03/20/2026	36	45,610	9,830

See accompanying notes to financial statements.

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2026

Contracts(c) (continued)		Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (3.3)%
	CALL OPTIONS WRITTEN - (3.3)% (Continued)
20	Intel Corporation	04/17/2026	$32	$91,220	$27,360
10	iShares Expanded Tech-Software Sector ETF	03/06/2026	80	81,570	2,600
20	iShares Expanded Tech-Software Sector ETF	03/06/2026	83	163,140	2,020
6	iShares U.S. Aerospace & Defense ETF	04/17/2026	250	146,232	3,300
3	Lululemon Athletica, Inc.	03/06/2026	188	55,551	1,005
2	Lululemon Athletica, Inc.	03/20/2026	190	37,034	1,680
9	Merck & Company, Inc.	03/20/2026	105	111,438	16,623
5	Merck & Company, Inc.	03/27/2026	125	61,910	1,385
7	Merck & Company, Inc.	04/17/2026	110	86,674	10,150
10	Merck & Company, Inc.	06/18/2026	125	123,820	7,500
3	Micron Technology, Inc.	03/20/2026	220	123,711	57,495
3	Micron Technology, Inc.	04/17/2026	125	123,711	86,392
10	Netflix, Inc.	03/06/2026	94	96,240	3,750
2	NVIDIA Corporation	03/06/2026	160	35,438	3,504
10	Occidental Petroleum Corporation	04/17/2026	53	53,080	3,150
10	Occidental Petroleum Corporation	05/15/2026	48	53,080	7,000
5	Oklo, Inc.	03/06/2026	67	31,475	930
5	Oklo, Inc.	03/06/2026	70	31,475	540
5	Oklo, Inc.	03/13/2026	70	31,475	1,150
20	On Holding A.G.	03/06/2026	48	92,960	4,500
10	On Holding A.G.	03/06/2026	49	46,480	1,620
3	Palantir Technologies, Inc.	03/06/2026	130	41,157	2,625
3	Palantir Technologies, Inc.	03/20/2026	130	41,157	3,465
3	Palantir Technologies, Inc.	03/27/2026	125	41,157	4,410
2	Palantir Technologies, Inc.	05/15/2026	130	27,438	3,700
25	Pfizer, Inc.	06/18/2026	27	69,125	4,625
5	Rocket Lab Corporation	03/06/2026	72	34,550	1,245
5	Rocket Lab Corporation	03/13/2026	75	34,550	1,345
1	Sandisk Corporation/DE	03/06/2026	600	63,536	5,260
1	Sandisk Corporation/DE	03/06/2026	610	63,536	4,570
1	Sandisk Corporation/DE	03/06/2026	650	63,536	2,515
1	Sandisk Corporation/DE	03/06/2026	660	63,536	2,093
5	Shopify, Inc.	03/06/2026	125	60,365	1,100
10	SLB Ltd.	03/27/2026	55	51,340	900
25	SLB Ltd.	05/15/2026	53	128,350	8,175
10	State Street Communication Services Select Sector	03/06/2026	115	118,050	2,775

See accompanying notes to financial statements.

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2026

Contracts(c) (continued)		Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (3.3)%
	CALL OPTIONS WRITTEN - (3.3)% (Continued)
10	State Street Communication Services Select Sector	03/13/2026	$114	$118,050	$4,525
10	State Street Communication Services Select Sector	03/20/2026	104	118,050	13,700
10	State Street Communication Services Select Sector	03/20/2026	107	118,050	10,650
25	State Street Communication Services Select Sector	03/20/2026	119	295,125	3,650
15	State Street Communication Services Select Sector	03/27/2026	116	177,075	4,650
5	State Street Communication Services Select Sector	06/18/2026	104	59,025	7,625
30	State Street Communication Services Select Sector	06/18/2026	109	354,150	34,200
10	State Street Consumer Discretionary Select Sector	03/06/2026	118	116,860	780
20	State Street Consumer Discretionary Select Sector	04/17/2026	110	233,720	16,700
20	State Street Consumer Discretionary Select Sector	05/15/2026	108	233,720	23,500
25	State Street Consumer Staples Select Sector SPDR	03/20/2026	84	225,025	15,075
25	State Street Consumer Staples Select Sector SPDR	04/17/2026	88	225,025	8,375
20	State Street Consumer Staples Select Sector SPDR	06/18/2026	88	180,020	8,400
10	State Street Consumer Staples Select Sector SPDR	06/18/2026	90	90,010	3,450
20	State Street Energy Select Sector SPDR ETF	03/20/2026	55	111,840	4,600
25	State Street Energy Select Sector SPDR ETF	03/31/2026	50	139,800	15,675
25	State Street Energy Select Sector SPDR ETF	04/17/2026	50	139,800	16,375
15	State Street Energy Select Sector SPDR ETF	04/17/2026	56	83,880	3,225
25	State Street Energy Select Sector SPDR ETF	06/18/2026	55	139,800	10,000
10	State Street Energy Select Sector SPDR ETF	06/30/2026	58	55,920	2,870
25	State Street Financial Select Sector SPDR ETF	03/20/2026	52	128,575	1,975
50	State Street Financial Select Sector SPDR ETF	03/20/2026	54	257,150	950
50	State Street Financial Select Sector SPDR ETF	03/27/2026	54	257,150	1,200
25	State Street Financial Select Sector SPDR ETF	03/31/2026	53	128,575	1,225
25	State Street Financial Select Sector SPDR ETF	03/31/2026	54	128,575	650
25	State Street Financial Select Sector SPDR ETF	04/17/2026	55	128,575	775
25	State Street Financial Select Sector SPDR ETF	05/15/2026	53	128,575	2,850
50	State Street Financial Select Sector SPDR ETF	05/15/2026	56	257,150	1,750
10	State Street Health Care Select Sector SPDR ETF	03/06/2026	149	160,200	11,100
10	State Street Health Care Select Sector SPDR ETF	03/20/2026	147	160,200	10,680
20	State Street Health Care Select Sector SPDR ETF	03/20/2026	155	320,400	12,100
10	State Street Health Care Select Sector SPDR ETF	03/20/2026	156	160,200	4,860
20	State Street Health Care Select Sector SPDR ETF	03/27/2026	152	320,400	16,980
15	State Street Health Care Select Sector SPDR ETF	06/18/2026	144	240,300	27,338
10	State Street Health Care Select Sector SPDR ETF	06/18/2026	157	160,200	8,000
10	State Street Health Care Select Sector SPDR ETF	06/18/2026	158	160,200	7,950
10	State Street Industrial Select Sector SPDR ETF	03/06/2026	150	177,140	25,970
10	State Street Industrial Select Sector SPDR ETF	03/06/2026	164	177,140	12,725
5	State Street Industrial Select Sector SPDR ETF	03/06/2026	178	88,570	630
10	State Street Industrial Select Sector SPDR ETF	03/13/2026	156	177,140	21,425
10	State Street Industrial Select Sector SPDR ETF	04/17/2026	145	177,140	31,300
10	State Street Industrial Select Sector SPDR ETF	04/17/2026	176	177,140	5,950
7	State Street Industrial Select Sector SPDR ETF	06/18/2026	144	123,998	24,833
10	State Street Industrial Select Sector SPDR ETF	06/18/2026	154	177,140	24,820
10	State Street Industrial Select Sector SPDR ETF	06/18/2026	162	177,140	18,750
20	State Street Materials Select Sector SPDR ETF	03/20/2026	51	106,820	6,800

See accompanying notes to financial statements.

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2026

Contracts(c) (continued)		Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (3.3)%
	CALL OPTIONS WRITTEN - (3.3)% (Continued)
10	State Street Materials Select Sector SPDR ETF	03/27/2026	$53	$53,410	$1,600
20	State Street Materials Select Sector SPDR ETF	06/18/2026	48	106,820	12,900
10	State Street Materials Select Sector SPDR ETF	06/18/2026	53	53,410	3,000
10	State Street Materials Select Sector SPDR ETF	06/18/2026	55	53,410	1,990
25	State Street Materials Select Sector SPDR ETF	09/18/2026	53	133,525	10,750
20	State Street Real Estate Select Sector SPDR ETF	08/21/2026	45	87,680	3,160
5	State Street SPDR S&P Aerospace & Defense ETF	07/17/2026	300	141,470	6,500
3	State Street SPDR S&P Biotech ETF	03/20/2026	112	38,211	4,602
5	State Street SPDR S&P Biotech ETF	06/18/2026	92	63,685	18,038
7	State Street SPDR S&P Biotech ETF	07/17/2026	102	89,159	19,460
10	State Street Technology Select Sector SPDR ETF	03/06/2026	142	138,760	700
10	State Street Technology Select Sector SPDR ETF	03/20/2026	115	138,760	24,600
28	State Street Technology Select Sector SPDR ETF	03/20/2026	118	388,528	61,250
20	State Street Technology Select Sector SPDR ETF	03/20/2026	130	277,520	20,400
20	State Street Technology Select Sector SPDR ETF	03/20/2026	150	277,520	420
19	State Street Technology Select Sector SPDR ETF	03/27/2026	131	263,644	18,050
40	State Street Technology Select Sector SPDR ETF	06/18/2026	123	555,040	81,600
25	State Street Utilities Select Sector SPDR ETF	03/20/2026	43	119,325	12,225
50	State Street Utilities Select Sector SPDR ETF	03/20/2026	44	238,650	21,900
25	State Street Utilities Select Sector SPDR ETF	05/15/2026	44	119,325	10,700
10	State Street Utilities Select Sector SPDR ETF	05/15/2026	45	47,730	3,370
10	State Street Utilities Select Sector SPDR ETF	05/15/2026	46	47,730	2,750
10	State Street Utilities Select Sector SPDR ETF	05/15/2026	47	47,730	2,000
20	State Street Utilities Select Sector SPDR ETF	06/18/2026	45	95,460	7,600
2	Taiwan Semiconductor Manufacturing Company Ltd.	03/06/2026	370	74,916	2,370
1	Taiwan Semiconductor Manufacturing Company Ltd.	03/06/2026	390	37,458	290
5	Target Corporation	04/17/2026	120	56,895	2,325
8	Tenet Healthcare Corporation	04/17/2026	165	191,512	60,360
10	United Parcel Service, Inc.	05/15/2026	120	115,960	5,150
10	US Bancorp	04/17/2026	60	54,660	600
5	Vanguard Information Technology ETF	03/20/2026	630	363,350	49,625
5	Vanguard Information Technology ETF	03/20/2026	720	363,350	12,150
5	Vanguard Information Technology ETF	03/20/2026	735	363,350	8,640
10	Vanguard Information Technology ETF	04/17/2026	625	726,700	108,699
10	Vanguard Information Technology ETF	05/15/2026	620	726,700	119,249
5	Vanguard Information Technology ETF	08/21/2026	655	363,350	54,000
6	Vanguard S&P 500 ETF	04/17/2026	610	378,624	18,960
10	Verizon Communications, Inc.	03/20/2026	44	50,140	6,100
10	Verizon Communications, Inc.	05/15/2026	53	50,140	1,050
2	Walmart, Inc.	04/02/2026	100	25,590	5,416

See accompanying notes to financial statements.

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2026

Contracts(c) (continued)		Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (3.3)%
	CALL OPTIONS WRITTEN - (3.3)% (Continued)
1	Western Digital Corporation	03/06/2026	288	27,970	$1,098
1	Western Digital Corporation	03/06/2026	290	27,970	847
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $1,948,504)				1,813,653

	TOTAL EQUITY OPTIONS WRITTEN (Premiums received- $1,948,504)				$1,813,653

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

ETF	- Exchange-Traded Fund

LTD	- Limited Company

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(d)	All or portion of the security is pledged as collateral for written options.

See accompanying notes to financial statements.

PEAKSHARES RMR PRIME EQUITY ETF
SCHEDULE OF INVESTMENTS
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.3%
	AEROSPACE & DEFENSE - 2.1%
3,275	General Electric Company	$1,120,902

	ASSET MANAGEMENT - 1.7%
8,057	Blackstone, Inc.	913,422

	AUTOMOTIVE - 1.9%
2,606	Tesla, Inc.(a)	1,048,941

	BANKING - 1.9%
3,481	JPMorgan Chase & Company	1,045,344

	BIOTECH & PHARMA - 8.0%
1,055	Eli Lilly & Company	1,109,849
4,254	Johnson & Johnson	1,056,821
1,360	Regeneron Pharmaceuticals, Inc.	1,063,071
2,293	Vertex Pharmaceuticals, Inc.(a)	1,139,232
		4,368,973
	CHEMICALS - 0.1%
84	Linde PLC	42,679

	COMMERCIAL SUPPORT SERVICES - 2.0%
4,604	Waste Management, Inc.	1,108,827

	DIVERSIFIED INDUSTRIALS - 2.0%
6,538	3M Company	1,080,862

	E-COMMERCE DISCRETIONARY - 2.0%
5,232	Amazon.com, Inc.(a)	1,098,720

	ELECTRIC UTILITIES - 4.3%
3,630	Constellation Energy Corporation	1,197,465
8,604	Duke Energy Corporation	1,125,833
		2,323,298

See accompanying notes to financial statements.

PEAKSHARES RMR PRIME EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	HOUSEHOLD PRODUCTS - 0.1%
238	Procter & Gamble Company	$39,794

	INFRASTRUCTURE REIT - 2.0%
5,774	American Tower Corporation, Class A	1,107,800

	INSTITUTIONAL FINANCIAL SERVICES - 1.8%
1,154	Goldman Sachs Group, Inc.	991,944

	INSURANCE - 4.1%
2,155	Berkshire Hathaway, Inc., Class B(a)	1,088,167
5,276	Progressive Corporation	1,127,270
		2,215,437
	INTERNET MEDIA & SERVICES - 8.4%
3,532	Alphabet, Inc., Class C	1,099,971
1,676	Meta Platforms, Inc., Class A	1,086,350
13,678	Netflix, Inc.(a)	1,316,370
14,681	Uber Technologies, Inc.(a)	1,107,241
		4,609,932
	LEISURE FACILITIES & SERVICES - 2.0%
3,284	McDonald’s Corporation	1,120,041

	MEDICAL EQUIPMENT & DEVICES - 2.1%
63	Intuitive Surgical, Inc.(a)	31,721
2,091	Thermo Fisher Scientific, Inc.	1,089,641
		1,121,362
	METALS & MINING - 2.0%
8,422	Newmont Corporation	1,094,860

	OIL & GAS PRODUCERS - 4.0%
5,882	Chevron Corporation	1,098,522
7,199	Exxon Mobil Corporation	1,097,848
		2,196,370
	RETAIL - CONSUMER STAPLES - 4.0%
1,087	Costco Wholesale Corporation	1,098,729

See accompanying notes to financial statements.

PEAKSHARES RMR PRIME EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	RETAIL - CONSUMER STAPLES - 4.0% (Continued)
8,516	Walmart, Inc.	$1,089,622
		2,188,351
	RETAIL - DISCRETIONARY - 4.0%
2,811	Home Depot, Inc.	1,070,204
6,844	TJX Companies, Inc.	1,106,401
		2,176,605
	SEMICONDUCTORS - 11.6%
5,361	Advanced Micro Devices, Inc.(a)	1,073,326
2,873	Applied Materials, Inc.	1,069,618
3,211	Broadcom, Inc.	1,026,075
714	KLA Corporation	1,088,528
2,523	Micron Technology, Inc.	1,040,410
5,728	NVIDIA Corporation	1,014,944
196	QUALCOMM, Inc.	27,903
		6,340,804
	SOFTWARE - 11.5%
2,573	Crowdstrike Holdings, Inc., Class A(a)	957,105
56	Intuit, Inc.	22,906
2,678	Microsoft Corporation	1,051,758
6,824	Oracle Corporation	992,210
7,883	Palantir Technologies, Inc., Class A(a)	1,081,469
7,007	Palo Alto Networks, Inc.(a)	1,043,482
5,685	Salesforce, Inc.	1,107,380
210	ServiceNow, Inc.(a)	22,682
		6,278,992
	SPECIALTY FINANCE - 1.8%
3,093	American Express Company	955,428

	TECHNOLOGY HARDWARE - 6.1%
4,055	Apple, Inc.	1,071,250
7,725	Arista Networks, Inc.(a)	1,031,288
8,276	Corning, Inc.	1,244,544
		3,347,082

See accompanying notes to financial statements.

PEAKSHARES RMR PRIME EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	TECHNOLOGY SERVICES - 3.8%
4,101	International Business Machines Corporation	$985,101
3,357	Visa, Inc., Class A	1,074,710
		2,059,811
	TELECOMMUNICATIONS - 2.1%
22,482	Verizon Communications, Inc.	1,127,247

	TOBACCO & CANNABIS - 1.9%
15,317	Altria Group, Inc.	1,057,486

	TOTAL COMMON STOCKS (Cost $54,857,773)	54,181,314

	TOTAL INVESTMENTS - 99.3% (Cost $54,857,773)	$54,181,314
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.7%	390,650
	NET ASSETS - 100.0%	$54,571,964

ETF	- Exchange-Traded Fund

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

See accompanying notes to financial statements.

PeakShares ETFs
STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2026

	PeakShares	PeakShares RMR
	Sector Rotation	Prime Equity
	ETF	ETF
ASSETS
Investment securities:
At cost	$49,997,052	$54,857,773
At value	$56,577,445	$54,181,314
Cash	70,484	393,571
Receivable for investments sold	59,001	—
Deposits with broker for options written	133,807	—
Dividends and interest receivable	23,376	51,708
Prepaid expenses	1,536	—
TOTAL ASSETS	56,865,649	54,626,593

LIABILITIES
Options Written, at value (premiums received $1,948,504)	1,813,653	—
Investment advisory fees payable	18,038	10,407
Audit fees payable	14,315	13,327
Payable to related parties	14,158	13,687
Custody fees payable	9,373	9,647
Transfer Agent fees payable	3,903	3,014
Accrued expenses and other liabilities	3,832	4,547
TOTAL LIABILITIES	1,877,272	54,629
NET ASSETS	$54,988,377	$54,571,964

Net Assets Consist Of:
Paid in capital	$51,306,516	$55,625,566
Accumulated earnings (deficit)	3,681,861	(1,053,602)
NET ASSETS	$54,988,377	$54,571,964

Net Asset Value Per Share:
Net Assets	$54,988,377	$54,571,964
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,860,000	2,230,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$29.56	$24.47

See accompanying notes to financial statements.

PeakShares ETFs
STATEMENTS OF OPERATIONS
For the Year/Period* Ended February 28, 2026

	PeakShares
	Sector Rotation	PeakShares RMR
	ETF	Prime Equity ETF
INVESTMENT INCOME
Dividends (net of foreign withholding tax of $959 and $0, respectively)	$518,005	$183,840
Interest	29,891	2,799
TOTAL INVESTMENT INCOME	547,896	186,639

EXPENSES
Investment advisory fees	221,714	65,081
Administrative services	100,718	14,553
Custodian fees	56,985	5,147
Legal fees	29,599	8,455
Professional fees	28,938	5,221
Trustees fees and expenses	26,493	743
Printing and postage expenses	21,035	10,316
Accounting services fees	16,560	5,189
Transfer agent fees	15,511	3,014
Audit fees	14,001	13,328
Insurance expense	4,071	1,500
Other Expenses	12,829	3,069
TOTAL EXPENSES	548,454	135,616
Less: Fees waived/expenses reimbursed by the Adviser	(177,994)	(25,666)
NET EXPENSES	370,460	109,950

NET INVESTMENT INCOME	177,436	76,689

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
In-kind redemptions	—	66,853
Investments	754,143	(453,699)
Options written	(1,789,823)	—
	(1,035,680)	(386,846)
Net change in unrealized appreciation (depreciation) on:
Investments	5,305,752	(676,459)
Options written	(7,716)	—
	5,298,036	(676,459)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	4,262,356	(1,063,305)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,439,792	$(986,616)

*	PeakShares RMR Prime Equity ETF commenced operations on December 8, 2025.

See accompanying notes to financial statements.

PeakShares Sector Rotation ETF
STATEMENTS OF CHANGES IN NET ASSETS

	PeakShares Sector Rotation ETF
	Year Ended	Period Ended
	February 28, 2026	February 28, 2025 *

FROM OPERATIONS
Net investment income	$177,436	$42,478
Net realized loss on investments	(1,035,680)	(181,153)
Net change in unrealized appreciation on investments	5,298,036	1,417,208
Net increase in net assets resulting from operations	4,439,792	1,278,533

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(1,787,526)	(248,938)
Net decrease in net assets resulting from distributions to shareholders	(1,787,526)	(248,938)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	31,809,741	19,771,740
Cost of shares redeemed	(274,965)	—
Net increase in net assets resulting from shares of beneficial interest	31,534,776	19,771,740

TOTAL INCREASE IN NET ASSETS	34,187,042	20,801,335

NET ASSETS
Beginning of Period/Year	20,801,335	—
End of Period/Year	$54,988,377	$20,801,335

SHARE ACTIVITY
Shares Sold	1,130,000	740,000
Shares Redeemed	(10,000)	—
Net increase in shares of beneficial interest outstanding	1,120,000	740,000

*	PeakShares Sector Rotation ETF commenced operations on April 29, 2024.

See accompanying notes to financial statements.

PeakShares RMR Prime Equity ETF
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
February 28, 2026*
FROM OPERATIONS
Net investment income	$76,689
Net realized loss on investments	(386,846)
Net change in unrealized depreciation on investments	(676,459)
Net decrease in net assets resulting from operations	(986,616)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	58,061,725
Cost of shares redeemed	(2,503,145)
Net increase in net assets resulting from shares of beneficial interest	55,558,580

TOTAL INCREASE IN NET ASSETS	54,571,964

NET ASSETS
Beginning of Period	—
End of Period	$54,571,964

SHARE ACTIVITY
Shares Sold	2,330,000
Shares Redeemed	(100,000)
Net increase in shares of beneficial interest outstanding	2,230,000

*	PeakShares RMR Prime Equity ETF commenced operations on December 8, 2025.

See accompanying notes to financial statements.

PeakShares Sector Rotation ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period/Year

	Year Ended	Period Ended
	February 28, 2026	February 28, 2025(1)

Net asset value, beginning of period/year	$28.11	$25.00

Activity from investment operations:
Net investment income (2)	0.14	0.10
Net realized and unrealized gain on investments	2.75	3.44
Total from investment operations	2.89	3.54

Less distributions from:
Net investment income	(1.41)	(0.43)
Net realized gains	(0.03)	—
Total distributions	(1.44)	(0.43)

Net asset value, end of period/year	$29.56	$28.11
Market Price, end of period/year	$29.55	$28.24

Total return (3)	10.68%	14.20	% (4)
Market price total return	10.12%	14.72	% (4)
Net assets, at end of period/year (000s)	$54,988	$20,801

Ratio of gross expenses to average net assets (6),(7)	1.48%	2.81	% (5)
Ratio of net expenses to average net assets (6)	1.00%	1.00	% (5)
Ratio of net investment income to average net assets (8)	0.48%	0.43	% (5)

Portfolio Turnover Rate(9)	48%	29	% (4)

(1)	PeakShares Sector Rotation ETF commenced operations on April 29, 2024.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Not annualized.

(5)	Annualized.

(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets absent of fee waivers and/or expense reimbursements.

(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See accompanying notes to financial statements.

PeakShares RMR Prime Equity ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Period Ended
February 28, 2026 (1)

Net asset value, beginning of period	$25.00

Activity from investment operations:
Net investment income (2)	0.04
Net realized and unrealized loss on investments	(0.57)
Total from investment operations	(0.53)

Net asset value, end of period	$24.47
Market Price, end of period	$24.46
Total return (3)(4)	(2.12)%
Market price total return (4)	(2.16)%
Net assets, at end of period (000s)	$54,572

Ratio of gross expenses to average net assets (5),(6),(7)	1.23%
Ratio of net expenses to average net assets (5),(6)	1.00%
Ratio of net investment income to average net assets (5),(8)	0.70%

Portfolio Turnover Rate (4),(9)	17%

(1)	PeakShares RMR Prime Equity ETF commenced operations on December 8, 2025.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Not annualized.

(5)	Annualized.

(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets absent of fee waivers and/or expense reimbursements.

(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See accompanying notes to financial statements.

PeakShares ETFs
NOTES TO FINANCIAL STATEMENTS
February 28, 2026

1.	ORGANIZATION

The PeakShares Sector Rotation ETF (“Sector Fund”) and PeakShares RMR Prime Equity ETF (“RMR Fund”) (collectively, “the Funds”) are diversified separate series of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds’ investment objective seeks to provide capital appreciation and income generation. The Sector Fund and RMR Fund commenced operations on April 29, 2024 and December 8, 2025, respectively. The Sector Fund is a “fund of funds”, in that the Sector Fund will generally invest in other investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Segment Reporting – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. The Funds operate as a single operating segment. The Funds’ income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Funds, using the information presented in the financial statements and financial highlights.

Accounting Pronouncement – The Funds adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Funds’ adoption of ASU 2023-09 did not have a material impact on the Funds’ financial statements.

Securities valuation – The Funds’ securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, a security shall be valued at the mean between the current bid and ask prices on the day of valuation. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). Exchange traded options are valued at the last sale price, or, in the absence of a sale, at the mean between the current bid and ask prices. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Valuation Designee may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

PeakShares ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2026

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (“underlying fund”). Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying fund. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. Investments in closed-end investment companies are valued at their last sales price. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Each Fund utilizes various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of value requires more judgment. Accordingly, the degree of judgment exercised in determining value is greatest for instruments categorized in Level 3.

PeakShares ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2026

The inputs used to measure value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 28, 2026, for the Funds’ investments measured at value:

Sector Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$17,028,665	$—	$—	$17,028,665
Exchange Trade Funds	39,548,780	—	—	39,548,780
Total Investments	$56,577,445	$—	$—	$56,577,445
Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$(805,690)	$(1,007,963)	$—	$(1,813,653)
Total	$(805,690)	$(1,007,963)	$—	$(1,813,653)

RMR Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$54,181,314	$—	$—	$54,181,314
Total Investments	$54,181,314	$—	$—	$54,181,314

The Funds did not hold any Level 3 securities during the year ended February 28, 2026.

*	See Schedule of Investments for industry classification.

Exchange Traded Funds – Each Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and may be actively traded or represent a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Each ETF is subject to specific risks, depending on the nature of the ETF. Additionally, ETFs have fees and expenses that reduce their value.

Option Transactions – The Sector Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Sector Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the

PeakShares ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2026

premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The notional value of the derivative instruments outstanding as of February 28, 2026, as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations – The following is a summary of the location of derivative investments on the Sector Fund’s Statement of Assets and Liabilities as of February 28, 2026:

Derivative Investments		Location on the Statement of Assets and
Type	Risk	Liabilities	Amount
Options Written	Equity	Options Written, at value	$1,813,653

The following is a summary of the location of derivative investments in the Sector Fund’s Statement of Operations for the year ended February 28, 2026:

Derivative
Investments Type	Risk	Location of Gain/Loss on Derivative	Amount
Options Written	Equity	Net Realized Loss on Options Written	$(1,789,823)
Options Written	Equity	Net Change in Unrealized Appreciation (Depreciation) on Options Written	(7,716)

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid quarterly from the Sector Fund and annually from the RMR Fund. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no provision for federal income tax is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for the open tax year ended February 28, 2025 for the Sector Fund or expected to be taken in the Funds’ February 28, 2026 tax returns. The Funds identified their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statements of Operations. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

PeakShares ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2026

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the period or year ended February 28, 2026, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $21,115,765 and $18,478,806, respectively, for the Sector Fund and $8,564,473 and $8,514,962, respectively, for the RMR Fund.

For the period or year ended February 28, 2026, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions amounted to $28,821,020 and $0, respectively, for the Sector Fund and $57,676,214 and $2,481,107, respectively, for the RMR Fund.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds is overseen by the Board. PeakShares LLC serves as the Funds’ investment adviser (the “Adviser”) pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC (the “Distributor”) to serve as the principal underwriter and distributor for the Funds. RMR Wealth Builders, Inc. serves as the sub-adviser to the RMR Fund and is paid by the Adviser.

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for their services and the related expenses borne by the Adviser, the Funds pay the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.60% of the Funds’ average daily net assets. For the period or year ended February 28, 2026, the Adviser earned $221,714 and $65,081 in advisory fees from the Sector Fund and RMR Fund, respectively.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed at least until June 30, 2026 for the Sector Fund and November 30, 2026 for the RMR Fund, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that total expenses incurred (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 1.00% of average daily net assets.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and a Fund’s operating expenses are subsequently lower than its Expense Limitation, or limitation in place at time of waiver, the Adviser, on a rolling three-year period, shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause that Fund’s operating expense to exceed the Expense Limitation. If a Fund’s operating expenses subsequently exceed the Expense Limitation, the reimbursements for the Fund shall be suspended. For the period or year ended February 28, 2026, the Adviser waived fees and/or reimbursed expenses in the amount of $177,994 and $25,666 pursuant to the Waiver Agreement for the Sector Fund and RMR Fund, respectively.

The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such

PeakShares ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2026

reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. As of February 28, 2026, $177,994 and $25,666 is subject to recapture by the Adviser by February 28, 2029 from the Sector Fund and RMR Fund, respectively; $179,173 is subject to recapture by February 28, 2028 from the Sector Fund.

The Trust, with respect to the Funds, has adopted an ETF Distribution Agreement (the “Distribution Agreement”). The Funds do not pay the Distributor any fees under the Distribution Agreement.

Ultimus Fund Solutions, LLC (“UFS”) – UFS provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at net asset value (“NAV”) only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 10,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date.

Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Funds shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and their ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”).

The Transaction Fees for the Funds are listed in the table below:

Fee for In-Kind and Cash	Maximum Additional Variable
Purchases	Charge for Cash Purchases*
$125	2.00%*

*	As a percentage of the amount invested.

For the period or year ended February 28, 2026, the Sector Fund received $0 and $13,000 in variable and fixed fees, respectively; the RMR Fund received $0 and $4,500 in variable and fixed fees, respectively

PeakShares ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2026

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Funds for federal income tax purposes and their respective gross unrealized appreciation and depreciation at February 28, 2026, were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Sector Fund	$48,064,612	$7,926,416	$(1,227,236)	$6,699,180
RMR Fund	54,854,991	2,622,606	(3,296,283)	(673,677)

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the periods ended February 28, 2026, and February 28, 2025, were as follows:

For fiscal year or period ended	Ordinary	Long-Term	Return of
2/28/2026	Income	Capital Gains	Capital	Total
PeakShares Sector Rotation ETF	1,787,526	—	—	$1,787,526
PeakShares RMR Prime Equity ETF	—	—	—	—

For fiscal year or period ended	Ordinary	Long-Term	Return of
2/28/2025	Income	Capital Gains	Capital	Total
PeakShares Sector Rotation ETF	248,938	—	—	$248,938

As of February 28, 2026, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
PeakShares Sector Rotation ETF	1,018,122	—	—	—	(4,035,441)	6,699,180	$3,681,861
PeakShares RMR Prime Equity ETF	73,215	—	(453,140)	—	—	(673,677)	(1,053,602)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gains/(losses), and unrealized appreciation (depreciation) from investments is primarily attributable to C-Corporation return of capital distributions and tax deferral of losses on wash sales and straddles. In addition, the amount listed under other book/tax differences for the Peakshare Sector Rotation ETF is primarily attributable to the tax deferral of losses on straddles.

Capital losses incurred after October 31 within the fiscal period end are deemed to arise on the first business day of the follow fiscal period end for tax purposes. The PeakShares RMR Prime Equity ETF incurred and elected to defer such capital losses of $453,140.

PeakShares ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2026

Permanent book and tax differences, primarily attributable to tax adjustments for realized gains/(losses) on in-kind redemptions and true-up adjustments for the prior year tax returns, resulted in reclassifications for the year ended February 28, 2026, as follows:

	Paid In	Accumulated
	Capital	Earnings (Deficit)
PeakShares Sector Rotation ETF	$186,528	$(186,528)
PeakShares RMR Prime Equity ETF	66,986	(66,986)

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following.

Distributions: The Board declared the following distributions from the Sector Fund after February 28, 2026:

Dividend	Record	Payable
Per Share	Date	Date
$0.3594	3/23/2026	3/30/2026

taitweller.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees

of Northern Lights Fund Trust II and

Shareholders of PeakShares Sector Rotation ETF and

PeakShares RMR Prime Equity ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of PeakShares Sector Rotation ETF and PeakShares RMR Prime Equity ETF (the “Fund”), each a series of Northern Lights Fund Trust II, including the schedules of investments, as of February 28, 2026, the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of February 28, 2026, the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America. of America.

Individual Funds	Statements of operations	Statements of changes in net assets	Financial highlights
PeakShares Sector Rotation ETF	For the year ended February 28, 2026.	For the year ended February 28, 2026, and for the period April 29, 2024 (commencement of operations) through February 28, 2025.	For the year ended February 28, 2026, and for the period April 29, 2024 (commencement of operations) through February 28, 2025.

PeakShares RMR Prime Equity ETF	For the period December 8, 2025 (commencement of operations) through February 28, 2026.	For the period December 8, 2025 (commencement of operations) through February 28, 2026.	For the period December 8, 2025 (commencement of operations) through February 28, 2026.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1995.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

April 29, 2026

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling (877) 57-PEAKS or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

INVESTMENT ADVISOR
PeakShares, LLC
2701 N. Rocky Point Dr. Suite 1000
Tampa, FL 33607

INVESTMENT SUB-ADVISOR (PeakShares RMR Prime Equity ETF)
RMR Wealth Builders, Inc .
111 Grove Street. Suite 203
Montclair, NJ 07042

ADMINISTRATOR
Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

PeakShares ETFs
ADDITIONAL INFORMATION (Unaudited)
February 28, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the Statement of Operations included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

FACTORS CONSIDERED BY THE TRUSTEES IN THE RENEWAL OF A NEW INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on January 21, 2026, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the renewal of the Investment Advisory Agreement (the “PeakShares Advisory Agreement”) between the Trust, on behalf of the PeakShares Sector Rotation ETF ( “PeakShares Sector”) and PeakShares, LLC (“PeakShares”).

Based on their evaluation of the information provided by PeakShares in conjunction with PeakShares Sector’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the PeakShares Advisory Agreement with respect to PeakShares Sector.

In advance of the Meeting, the Board requested and received materials to assist them in considering the renewal of the PeakShares Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the PeakShares Advisory Agreement, a memorandum prepared by the Counsel to the Independent Trustees discussing in detail the Independent Trustees fiduciary obligations and the factors they should assess in considering the continuation of the PeakShares Advisory Agreement and comparative information relating to the advisory fee and other expenses of PeakShares Sector.

The materials also included due diligence materials relating to PeakShares (including due diligence questionnaires completed by PeakShares, select financial information of PeakShares, bibliographic information regarding PeakShares’s key management and investment advisory personnel, and comparative fee information relating to PeakShares Sector and other pertinent information). At the Meeting, the Independent Trustees were advised by the Counsel to the Independent Trustees, who is experienced in Investment Company Act of 1940 matters and who is independent of fund management and met with such counsel separately from fund management.

The Board reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the renewal of the PeakShares Advisory Agreement with respect to PeakShares Sector. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the PeakShares Advisory

PeakShares Sector Rotation ETF
ADDITIONAL INFORMATION (Unaudited) (Continued)
February 28, 2026

Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the PeakShares Advisory Agreement. In considering the approval of the renewal of the PeakShares Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board reviewed materials provided by PeakShares related to the proposed renewal of the PeakShares Advisory Agreement, including its ADV, a description of the manner in which investment decisions are made and executed, and a review of the personnel performing services for PeakShares Sector, including the team of individuals that primarily monitors and executes the Fund’s investment strategies. The Board noted that PeakShares has been a registered investment adviser with the SEC since February 16, 2024, and that its personnel have many years of experience in investment management and in the financial services industry. The Board discussed the extent of PeakShares’ research capabilities, the quality of its compliance infrastructure noting that PeakShares had hired an outside compliance consulting firm to assist with oversight of its compliance program. Additionally, the Board received satisfactory responses from representatives of PeakShares with respect to a series of important questions, including: whether PeakShares or its principals were involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of PeakShares Sector; and whether there are procedures in place to adequately allocate trades among its clients. The Board reviewed the description provided on the practices for monitoring compliance with PeakShares Sector’s investment limitations, noting that PeakShares actively reviews the portfolio managers’ performance of their duties to ensure compliance under PeakShares’ compliance program. The Board reviewed the capitalization of PeakShares and, based on financial information provided by and representations made by PeakShares and its representatives, concluded that PeakShares was sufficiently well-capitalized in order to meet its obligations to PeakShares Sector. The Board noted that the CCO of the Trust continued to represent that PeakShares’ compliance policies and procedures are reasonably designed to prevent violations of applicable securities laws. The Board also noted PeakShares’ representation that the prospectus and statement of additional information for PeakShares Sector accurately describe the Fund’s investment strategies. The Board concluded that PeakShares had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the PeakShares Advisory Agreement with respect to PeakShares Sector and that the nature, overall quality and extent of the management services to be provided by PeakShares were satisfactory.

Performance. The Board discussed the report prepared by Broadridge and reviewed the performance of PeakShares Sector as compared to its peer group, Morningstar category and benchmark for the one-year and since inception periods ended December 31, 2025. The Board noted that the Fund underperformed its peer group median and Morningstar category median for the one-year and since inception periods. The Board also noted that the Fund had underperformed one of its benchmarks, (the S&P 500 Total Return Index) for the one year and since inception periods, but outperformed its secondary benchmark (the ICE BofA 3 Month U.S. Treasury Bill Index) for both periods. The Board discussed the portfolio managers’ ability to manage stock selection and mitigate risk and concluded that past performance although notably only over a relatively short time period, was not unacceptable.

Fees and Expenses. As to the costs of the services to be provided by PeakShares, the Board reviewed and discussed the advisory fee for PeakShares Sector and its total operating expenses as compared to its peer group as presented in the Board Materials, noting that the advisory fee was higher than the peer

PeakShares Sector Rotation ETF
ADDITIONAL INFORMATION (Unaudited) (Continued)
February 28, 2026

group median but lower than the Morningstar category median and lower than the Morningstar category average. The Board then reviewed the contractual arrangements for PeakShares which stated that PeakShares had agreed to waive or limit its advisory fee and/or reimburse expenses at least until June 30, 2027 so as not to exceed 1.00% of the average annual net assets for PeakShares Sector and found such arrangement would be beneficial to shareholders of PeakShares Sector. The Board concluded that the advisory fee to be charged by PeakShares with respect to PeakShares Sector was not unreasonable.

Profitability. The Board also considered the level of profits accruing to PeakShares with respect to PeakShares Sector based on profitability analyses provided by PeakShares and reviewed by the Board. After review and discussion, the Board concluded that, based on the services to be provided by PeakShares as well as the current size and projected growth of PeakShares Sector, the level of profit from PeakShares’ relationship with PeakShares Sector was not excessive.

Economies of Scale. As to the extent to which PeakShares Sector will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed PeakShares Sector’s current size and expectations for growth and concluded that any material economies of scale would not be achieved in the near term.

Conclusion. The Board relied upon the advice of counsel, and its own business judgment in determining the material factors to be considered in evaluating the PeakShares Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from PeakShares, as the Board believed to be reasonably necessary to evaluate the terms of the PeakShares Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to PeakShares Sector, (a) the terms of the PeakShares Advisory Agreement are reasonable; (b) the advisory fee is not unreasonable; and (c) the PeakShares Advisory Agreement is in the best interests of PeakShares Sector and its shareholders. In considering the renewal of the PeakShares Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the renewal of the PeakShares Advisory Agreement was in the best interests of PeakShares Sector and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the PeakShares Advisory Agreement.

FACTORS CONSIDERED BY THE TRUSTEES IN THE APPROVAL OF A NEW INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on October 21, 2025, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of the Investment Advisory Agreement (the “PeakShares Advisory Agreement”) between the Trust, on behalf of the PeakShares RMR Prime Equity ETF (formerly the PeakShares RMR Prime 50 ETF) (the “Fund”) and PeakShares, LLC (“PeakShares”). The Board also considered the approval of the sub-advisory agreement between PeakShares and RMR Wealth Builders, Inc. (“RMR”) with respect to PeakShares RMR (the “RMR Sub-Advisory Agreement” and, together with the PeakShares Advisory Agreement, the “Advisory Agreements’).

Based on their evaluation of the information provided by PeakShares and RMR, in conjunction with the Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the approval of each of the Advisory Agreements with respect to the Fund.

PeakShares Sector Rotation ETF
ADDITIONAL INFORMATION (Unaudited) (Continued)
February 28, 2026

In advance of the Meeting, the Board requested and received materials to assist them in considering the approval of each of the Agreements. The materials provided contained information with respect to the factors enumerated below, including each of the Advisory Agreements, a memorandum prepared by the counsel to the Independent Trustees discussing in detail the Independent Trustees fiduciary obligations and the factors they should assess in considering the continuation of the PeakShares Advisory Agreement and comparative information relating to the advisory fee and other expenses of the Fund.

The materials also included due diligence materials relating to PeakShares (including due diligence questionnaires completed by PeakShares and RMR, select financial information of PeakShares and RMR, bibliographic information regarding PeakShares’s and RMR’s key management and investment advisory personnel, and comparative fee information relating to the Fund and other pertinent information). At the Meeting, the Independent Trustees were advised by counsel to the Independent Trustees, who is experienced in Investment Company Act of 1940 matters and who is independent of fund management and met with such counsel separately from fund management.

The Board reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the Agreements with respect to the Fund. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the PeakShares Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to each of the Advisory Agreements. In considering the approval of each of the Advisory Agreements, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

PeakShares Advisory Agreement

Nature, Extent and Quality of Services. The Board reviewed materials provided by PeakShares related to the proposed approval of the PeakShares Advisory Agreement, including its ADV, a description of the manner in which investment decisions will be made and executed, and a review of the personnel performing services for the Fund, including the individuals that will primarily monitor and execute the investment process and provide oversight of the Fund’s sub-adviser. The Board noted that PeakShares has been a registered investment adviser with the SEC since February 16, 2024, and that its personnel have many years of previous experience in the financial services industry and with investment management. The Board discussed the quality of PeakShares’ compliance infrastructure as well as PeakShares’ specific responsibilities in all aspects of the day-to-day management of the Fund, including PeakShares’ oversight of the Fund’s sub-adviser. Additionally, the Board received satisfactory responses from representatives of PeakShares with respect to a series of important questions, including: whether PeakShares or its principals were involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the Fund; and whether there are procedures in place to adequately allocate trades among its clients. The Board reviewed the description provided on the practices for monitoring compliance with the Fund’s investment limitations, noting that PeakShares’ CCO would actively review the portfolio managers’ performance of their duties to ensure compliance under PeakShares’ compliance program. The Board reviewed the capitalization of PeakShares and, based on financial information provided by and representations made by PeakShares and its representatives, concluded that PeakShares was sufficiently well-capitalized in order to meet its

PeakShares Sector Rotation ETF
ADDITIONAL INFORMATION (Unaudited) (Continued)
February 28, 2026

obligations to the Fund. The Board also discussed PeakShares’ compliance program with the CCO of the Trust. The Board also discussed PeakShare’s compliance program with the CCO of the Trust. The Board noted the representation by the CCO of the Trust that, based on his review, PeakShares policies and procedures were reasonably designed to prevent violations of applicable federal securities laws. The Board also noted PeakShares’ representation that the draft prospectus and statement of additional information for the Fund accurately describes the investment strategies of the Fund. After further discussion, the Board concluded that PeakShares had sufficient quality and depth of personnel, resources and investment methods essential to performing its duties under the PeakShares Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by PeakShares to the Fund appear to be satisfactory.

Performance. Because the Fund had not commenced operations and PeakShares did not manage any accounts with a similar strategy, the Trustees could not consider the Fund’s or PeakShares’ past performance with respect to a similar strategy.

Fees and Expenses. As to the costs of the services to be provided by PeakShares, the Board reviewed and discussed the proposed advisory fee for the Fund and the anticipated total operating expenses for the Fund as compared to its peer group as presented in the Broadridge Report noting that the proposed advisory fee was lower than the peer group and Morningstar category medians and averages. The Board then reviewed the proposed contractual arrangements for the Fund noting that PeakShares was willing to agree to contractually waive or limit its advisory fee and/or reimburse expenses for the Fund in order to limit its net annual operating expenses, exclusive of certain fees, for at least a year from the date of the Fund’s initial prospectus so as not to exceed 1.00% of the average annual net assets for the Fund, and found such arrangements would be beneficial to the shareholders of the Fund. The Board concluded that the advisory fee to be charged by PeakShares with respect to the Fund was not unreasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to PeakShares with respect to the Fund based on profitability estimates and analyses provided by PeakShares and reviewed by the Board. After review and discussion, the Board concluded that, based on the services to be provided by PeakShares and the projected growth of the Fund, the anticipated level of profit from PeakShares’ relationship with the Fund was not excessive.

Economies of Scale. As to the extent to which the Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed PeakShares’ expectations for growth of the Fund and concluded that any material economies of scale would not be achieved in the near term.

RMR Sub-Advisory Agreement

Nature, Extent and Quality of Services. As to the nature, quality and extent of the services to be provided by RMR, the Board noted the experience of the portfolio management and research personnel of RMR, including their experience in the investment field, education and industry credentials. The Board discussed the financial condition of RMR and reviewed supporting materials. The Board reviewed the presentation materials prepared by RMR describing its investment process. The Board noted that it had received satisfactory responses from RMR with respect to a series of important questions, including: whether RMR is involved in any lawsuits or pending regulatory actions. The Board discussed RMR’s compliance structure and broker selection process. The Board noted that PeakShares was recommending the engagement of RMR as the Fund’s proposed sub-adviser. The Board reviewed the description provided

PeakShares Sector Rotation ETF
ADDITIONAL INFORMATION (Unaudited) (Continued)
February 28, 2026

on the practices for monitoring compliance with the Fund’s investment limitations, noting that RMR’s CCO would actively review the portfolio managers’ performance of their duties to ensure compliance under RMR’s compliance program. The Board reviewed the capitalization of RMR and, based on financial information provided by and representations made by RMR and its representatives, concluded that RMR was sufficiently well-capitalized in order to meet its obligations to the Fund. The Board also discussed RMR’s compliance program with the CCO of the Trust. The Board noted the representation by the CCO of the Trust that, based on his review, RMR’s policies and procedures were reasonably designed to prevent violations of applicable federal securities laws. The Board also noted RMR’s representation that the draft prospectus and statement of additional information for the Fund accurately describes the investment strategies of the Fund. In consideration of the compliance policies and procedures for RMR included in the Meeting Materials and representations made by RMR personnel, the Board concluded that RMR had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing their duties under the RMR Sub-Advisory Agreement and that the nature, overall quality and extent of investment management services to be provided to the Fund were satisfactory.

Performance. Because the Fund had not commenced operations and RMR did not manage any accounts with a similar strategy, the Trustees could not consider the Fund’s or RMR’ past performance with respect to a similar strategy.

Fees and Expenses. As to the costs of the services to be provided by RMR, the Board discussed the sub-advisory fees payable to RMR. The Board considered that RMR is to be paid by PeakShares and not by the Fund and PeakShares’ confirmation to the Board that, in its opinion, the sub-advisory fees to be paid to RMR were reasonable in light of the anticipated quality of the services to be performed by RMR. The Trustees discussed the total fees expected to be paid to RMR, and noted that RMR would receive no other compensation from the Fund or PeakShares except the sub-advisory fee earned pursuant to the RMR Sub-Advisory Agreement and payable by PeakShares. As to the costs of the services to be provided, the Trustees noted that because all sub-advisory fees will be paid by PeakShares, the overall advisory fee paid by the Fund was not directly affected by the sub-advisory fees. Based on the representations of PeakShares and the materials provided, the Board concluded that the sub-advisory fee to be paid to RMR under the RMR Sub-Advisory Agreement was reasonable in light of the services to be provided thereunder.

Profitability. As to profits to be realized by RMR, the Trustees reviewed a profitability analysis that was provided by RMR. The Board noted that because all sub-advisory fees would be paid by PeakShares, and not by the Fund, the overall advisory fee paid by the Fund would not be directly affected by the sub-advisory fee paid to RMR. Consequently, the Board did not consider the profitability of RMR to be a significant factor although it concluded that the anticipated profits expected to be realized by RMR were not excessive.

Economies of Scale. Since the sub-advisory fees are not paid by the Fund, the Board did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the assets of the Fund increase and rather determined the economies of scale would be evaluated as part of looking at the advisory fee paid to PeakShares.

Conclusion. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the PeakShares Advisory Agreement and the RMR Sub-Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested

PeakShares Sector Rotation ETF
ADDITIONAL INFORMATION (Unaudited) (Continued)
February 28, 2026

and received such information from PeakShares and RMR as the Board believed to be reasonably necessary to evaluate the terms of each of the PeakShares RMR Advisory Agreements, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to each of the Advisory Agreements separately, (a) the terms of the Advisory Agreements are reasonable; (b) the advisory (or sub-advisory) fee is not unreasonable; and (c) the Advisory Agreements are in the best interests of the Fund and its shareholders. In considering the approval of each of the Advisory Agreements, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of each of the Advisory Agreements was in the best interests of the Fund and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to each of the Advisory Agreements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable.

(b)       Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	4/30/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	4/30/26

By (Signature and Title)

/s/ Erik Naviloff
Erik Naviloff, Principal Financial Officer/ Treasurer

Date	4/30/26